INCOME TAX - SCHEDULE OF EFFECTIVE INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit (loss) before taxes	$ (9,863,991)	$ 12,136,627	$ 13,677,740
Income tax expense calculated at Costa Rica statutory tax rate of 30%	(2,959,197)	3,640,988	4,103,322
Foreign rate differential	12,442,068	1,442,871	61,500
Tax attributable to exchange gain/loss	(4,248,460)	(3,048,684)	(1,882,252)
Change in unrecognized deferred tax assets	(715,459)	(648,037)	(238,549)
Withholding tax	1,111,825	2,750,903	0
Alternative minimum tax	3,020,002	1,161,583	0
Other	911,281	(319,002)	192,486
INCOME TAX EXPENSE	$ 9,562,060	$ 4,980,622	$ 2,236,507
Costa Rica
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average effective tax rate	30.00%